CAPITAL MANAGEMENT (Details) $ in Millions, $ in Millions	1 Months Ended
	Aug. 05, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		$ 0	$ 3
Carrying value		21,529	18,082
Equity		23,996	21,767	$ 20,480	$ 19,402
Corporate borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		0	3
Carrying value		2,149	2,135	2,100
Deferred financing fees		$ 10	$ 11
Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization (market value)		8.00%	6.00%
Carrying value		$ 2,156	$ 2,140
Deferred income tax liabilities, net		0	0
Total capitalization		$ 13,849	$ 12,807
Debt to total capitalization		16.00%	17.00%
Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization (market value)		33.00%	27.00%
Carrying value		$ 21,508	$ 18,146
Deferred income tax liabilities, net		6,018	5,310
Total capitalization		$ 51,522	$ 45,223
Debt to total capitalization		42.00%	40.00%
Non-controlling interest
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		$ 8,708	$ 6,210
Equity		19,023	16,894
Non-controlling interest | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		0	0
Non-controlling interest | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		12,303	11,100
Preferred equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		613	609
Preferred equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		613	609
Perpetual subordinated notes
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		592	0
Perpetual subordinated notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		592	0
Perpetual subordinated notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		592	0
Preferred limited partners’ equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		881	1,028	$ 833	$ 707
Preferred limited partners’ equity | Series 5 preferred units
Disclosure of objectives, policies and processes for managing capital [line items]
Redemption of shares, value	$ 72
Preferred limited partners’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		881	1,028
Preferred limited partners’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		881	1,028
Unitholders’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		9,607	9,030
Unitholders’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		9,607	9,030
Commercial paper | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		0	3
Commercial paper | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		0	3
Medium term notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		2,156	2,140
Deferred financing fees		7	8
Medium term notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		2,156	2,140
Non-recourse borrowings | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		0	0
Non-recourse borrowings | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value		$ 19,352	16,006
Subscription Facility | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value			$ 15